CONSOLIDATED STATEMENTS OF OPERATIONS (INCOME) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Products	$ 19,199	$ 16,770	$ 9,190
Services	2,788	2,403	2,728
Total revenues	21,987	19,173	11,918
Cost of revenues :
Products	6,074	6,052	3,469
Services	606	434	590
Total cost of revenues	6,680	6,486	4,059
Gross profit	15,307	12,687	7,859
Operating expenses:
Research and development	5,866	4,310	4,223
Less - royalty-bearing participation	1,235	1,424	1,633
Research and development, net	4,631	2,886	2,590
Selling and marketing	9,962	6,971	5,835
General and administrative	2,234	1,538	1,643
Total operating expenses	16,827	11,395	10,068
Operating (loss) income	(1,520)	1,292	(2,209)
Financial expenses, net	(384)	(722)	(440)
Net (loss) income	$ (1,904)	$ 570	$ (2,649)
Net (loss) income per share:
Basic net (loss) income per Ordinary Share	$ (0.30)	$ 0.11	$ (0.52)
Diluted net (loss) income per Ordinary Share	$ (0.30)	$ 0.10	$ (0.52)
Weighted average number of Ordinary Shares used to compute basic net (loss) income per Ordinary Share	6,367,560	5,373,515	5,081,986
Weighted average number of Ordinary Shares used to compute diluted net (loss) income per Ordinary Share	6,367,560	5,947,310	5,081,986